FUTURE CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Future changes in accounting policies [Abstract]
Disclosure Of Future Changes In Accounting Policies Explanatory [text block]
4. Future changes in accounting policies

Revenue
On May 28, 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers (“IFRS 15”). This standard outlines a single comprehensive model with prescriptive guidance for entities to use in accounting for revenue arising from contracts with its customers. IFRS 15 uses a control-based approach to recognize revenue which is a change from the risk and reward approach under the current standard. This standard replaces IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The effective date is for reporting periods beginning on or after January 1, 2018 with early application permitted. The Company will adopt IFRS 15 effective January 1, 2018 applying the retrospective method of transition.

The Company has evaluated the potential impact of applying IFRS 15, analyzing its sale agreements. The standard requires entities to apportion revenue earned from contracts to individual promises or performance obligations, on a relative standalone selling price basis. For the Company's concentrate sales, the seller may contract for and pay the shipping and insurance costs necessary to bring the goods to the named destination. Therefore, where material, a portion of the revenue earned under these contracts, representing the obligation to fulfill the shipping and insurance services, will be deferred and recognized over time as the obligations are fulfilled, along with the associated costs. Based on the Company’s assessment, the impact of this change on the amount of revenue recognized in a year is not expected to be significant. As a result, the Company does not anticipate any changes in the amounts of the revenue recognized or a significant change in the timing of revenue recognition under the new standard.

Leases
On January 6, 2016, the IASB issued IFRS 16, Leases (“IFRS 16”). This standard specifies the methodology to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. This standard replaces IAS 17 Leases. The effective date is for reporting periods beginning on or after January 1, 2019 with early adoption permitted. The Company is assessing the effect of adoption of IFRS 16 on its consolidated financial statements.